GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of general and administrative expenses [Abstract]
Schedule of General and Administrative Expenses
	For the year ended 31 December
	2022	2021	2020
	U.S. dollars (in thousands)

Labor and related	9,304	5,209	3,151
Professional fees	6,915	3,476	1,983
Directors and officers insurance	2,473	1,370	126
Rent and related	1,085	454	328
Office refreshments and related	1,209	632	414
Other	2,320	1,159	1,494
	23,306	12,300	7,496